RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2023
Reconciliations Of Liabilities Arising From Financing Activities
RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

26	RECONCILIATIONS OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

	At beginning of year	New leases entered	Advance receipts	Repayments made	Conversion to shares	Interest expenses	Exchange difference	At end of year
	USD	USD	USD	USD	USD	USD	USD	USD
2023
Bank borrowings	12,836,594	-	30,492,404	(31,243,426)	-	605,979	127,679	12,819,230
Other borrowings	-	-	663,211	(4,638)	-	4,638	1,268	664,479
Convertible bonds	12,210,327	-	-	(684,163)	(12,210,327)	684,163	-	-
Amounts due to an ultimate beneficial shareholder	21,619,313	-	2,579,641	(7,069,913)	-	197,066	(3,819)	17,322,288
Lease liabilities	173,458	128,273	-	(112,262)	-	6,306	2,493	198,268
	46,839,692	128,273	33,735,256	(39,114,402)	(12,210,327)	1,498,152	127,621	31,004,265

2022
Bank borrowings	15,740,023	-	22,477,387	(25,768,366)	-	421,753	(34,203)	12,836,594
Convertible bonds	12,208,260	-	-	(972,045)	-	972,045	2,067	12,210,327
Amounts due to an ultimate beneficial shareholder	19,386,048	-	9,697,902	(7,934,582)	-	405,872	(5,927)	21,619,313
Lease liabilities	292,151	-	-	(115,277)	-	9,320	(12,736)	173,458
	47,626,482	-	32,245,289	(34,790,270)	-	1,808,990	(50,799)	46,839,692